Discontinued operation and assets classified as held for sale (Tables)	18 Months Ended
Oct. 31, 2018
Discontinued operation and assets classified as held for sale [Abstract]
Discontinued Operation for Financial Performance and Cash Flow
Discontinued operation – Financial performance

	18 months ended October 31, 2018	12 months ended April 30, 2017	12 months ended April 30, 2016
	$’000	$’000	$’000
Revenue	538,160	303,429	253,816
Operating costs	(427,014)	(238,632)	(208,268)
Profit before taxation	111,146	64,797	45,548
Taxation	(34,206)	(31,077)	(18,615)
Profit for the period from discontinued operation	76,940	33,720	26,933

Discontinued operation – Cash flow

The cash flow statement shows amounts related to the discontinued operation.

	18 months ended October 31, 2018 $’000	12 months ended April 30, 2017 $’000	12 months ended April 30, 2016 $’000
Net cash inflows from operating activities	136,058	70,411	66,107
Net cash outflows from investing activities	(2,512)	(7,430)	(1,298)
Net cash flows from financing activities	-	-	-

Net Assets Classified as Held for Sale
Net Assets classified as held for sale

	October 31, 2018
Reported in:	Current assets		Current liabilities		Total
	$	’000	$	’000	$	’000
SUSE		1,114,264		(427,236)		687,028
Atalla		28,187		(10,463)		17,724
		1,142,451		(437,699)		704,752

SUSE business segment [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets and Liabilities Relating to Business Segment
The assets and liabilities relating to SUSE have been presented as held for sale following the shareholder approval on August 21, 2018. Costs to sell have been included in trade and other payables.

	Note	October 31, 2018
		$	’000
Non-current assets
Goodwill	10		859,566
Other Intangible assets	11		165,662
Property, plant and equipment	12		5,786
Investment in associates	14		9,648
Deferred tax assets			1,586
Long-term pension assets	27		1,543
Other non-current assets			2,020
			1,045,811
Current assets
Trade and other receivables			65,547
Cash and cash equivalents			2,906
			68,453
Current Assets			1,114,264

Current liabilities
Trade and other payables			(37,833)
Provisions	26		(664)
Current tax liabilities			(1,156)
Deferred income			(218,349)
			(258,002)
Non-current liabilities
Deferred income			(160,791)
Retirement benefit obligations	27		(5,530)
Long-term provisions	26		(2,376)
Other non-current liabilities			(537)
			(169,234)
Current Liabilities			(427,236)
Net assets classified as held for sale			687,028

Atalla [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets and Liabilities Relating to Business Segment
The assets and liabilities relating to the Atalla business included in the Financial Statements at October 31, 2018 amount to $17.7m.

	October 31, 2018
	$	’000
Goodwill		27,957
Property, plant and equipment		230
Non-current assets		28,187

Deferred income		(10,463)
Current Liabilities		(10,463)

Net assets classified as held for sale		17,724